Note Business Combination (Impact in the results of operations as a result of the recasting) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition
Amortization of intangibles	$ 11,019	$ 9,434	$ 9,883
FDIC Assisted Partial Acquisition Of Doral Bank | As recasted
Business Acquisition
Interest income - Loans (amortization of loan discount)	607
Interest Expense - Deposits (amortization of deposits interest expense)	(1,345)
Net interest income	1,952
Gain Loss On Sales Of Loans Net	833
Amortization of intangibles	(628)
Income (loss) from continuing operations before income tax	$ 3,413